Unaudited Condensed Consolidated Interim Statements of Cash Flows - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Profit	€ 47.4	€ 22.3
Adjustments for:
Exceptional items	20.6	46.6
Share based payment expense and related employer payroll tax expense	3.0	3.4
Depreciation and amortization	17.8	16.6
Finance costs	12.0	14.8
Taxation	17.4	17.6
Operating cash flow before changes in working capital, provisions and net of acquisitions	118.2	121.3
Decrease in inventories	51.8	6.6
Increase in trade and other receivables	(64.3)	(24.2)
Increase in trade and other payables	12.4	4.9
Increase in employee benefits and other provisions	1.1	1.2
Cash generated from operations before tax and exceptional items	119.2	109.8
Cash flows relating to exceptional items	(4.7)	(5.4)
Tax paid	(18.8)	(3.6)
Net cash generated from operating activities	95.7	100.8
Cash flows from investing activities
Purchase of subsidiaries, net of cash acquired	(1.0)	(1.5)
Purchase of property, plant and equipment and intangibles	(9.6)	(6.2)
Cash used in investing activities	(10.6)	(7.7)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	0.0	353.6
Share issuance costs	0.0	(11.2)
Repurchase of ordinary shares	(71.1)	0.0
Repayments of loan principal	(3.0)	(1.2)
Payment of lease liabilities	(6.2)	(5.1)
Interest paid	(9.5)	(8.6)
Interest received	0.2	0.8
Other financing cash flows	(5.7)	2.4
Net cash provided by financing activities	(95.3)	330.7
Net increase in cash and cash equivalents	(10.2)	423.8
Cash and cash equivalents at beginning of period	802.6
Cash and cash equivalents at beginning of period	826.1	327.6
Effect of exchange rate fluctuations	(12.0)	1.8
Cash and cash equivalents at end of period	€ 802.6	€ 753.2